Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses:
Research and development expenses	$ 1,059,578	$ 686,914	$ 3,965,543	$ 368,459
General and administrative expenses	1,240,667	1,562,352	4,279,357	6,618,763
Total Operating Expenses	2,300,245	2,249,266	8,244,900	6,987,222
Loss From Operations	(2,300,245)	(2,249,266)	(8,244,900)	(6,987,222)
Other Income (Expense)
Interest income	23,432	8,378	95,234	7,392
Loss on debt extinguishments				(3,484,502)
Warrant modification expense		(441,763)	(441,763)
Interest and financing charges				(1,167,046)
Total other income (expense)	23,432	(433,385)	(346,529)	(4,644,156)
Loss Before Provision For Income Taxes	(2,276,813)	(2,682,651)	(8,591,429)	(11,631,378)
Benefit from income taxes
Net Loss	$ (2,276,813)	$ (2,682,651)	$ (8,591,429)	$ (11,631,378)
Net loss per share, basic and diluted	$ (0.22)	$ (0.33)	$ (0.87)	$ (2.44)
Weighted average shares, basic and diluted	10,497,325	8,250,708	9,852,486	4,759,363